Unaudited Condensed Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Net income for the period	$ 46,063	$ 72,038
Other comprehensive income / (loss):
Unrealized gain / (loss) on cash flow hedges, net (Notes 18 and 20)	5,095	(3,061)
Amounts reclassified from Net settlements on interest rate swaps qualifying for hedge accounting to Depreciation (Note 20)	31	51
Other comprehensive income / (loss) for the period	5,126	(3,010)
Total comprehensive income for the period	$ 51,189	$ 69,028